Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
2.	Recent Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is evaluating the effect of adopting this new accounting guidance.

In September 2015, the FASB issued ASU 2015-16, Simplifying the Accounting for Measurement-Period Adjustments (or ASU 2015-16) to simplify the accounting for business combinations, specifically as it relates to measurement-period adjustments. Acquiring entities in a business combination must now recognize measurement-period adjustments in the reporting period in which the adjustment amounts are determined, instead of retroactively adjusting prior periods. The Company adopted ASU 2015-16 effective October 1, 2015. The actual impact of adoption will depend on the amount of measurement period adjustments in future periods.

In April 2015, the FASB issued Accounting Standards Update 2015-03, Simplifying the Presentation of Debt Issuance Costs (or ASU 2015-03). The Company adopted ASU 2015-03 effective December 31, 2015. Prior period information has been retrospectively adjusted. Prior to the adoption of ASU 2015-03, all debt issuance costs were presented as other non-current assets in the Company’s consolidated balance sheet. With the adoption of ASU 2015-03 the Company presents those debt issuance costs related to a recognized debt liability as a direct deduction from the carrying amount of that debt liability in the Company’s consolidated balance sheet. Debt issuance costs related to loan facilities without a recognized debt liability will continue to be presented as non-current assets in the Company’s consolidated balance sheet. As a result of adopting ASU 2015-03, non-current assets and total assets has decreased by $1.7 million (December 31, 2015) and $1.8 million (December 31, 2014), current portion of long-term debt and current liabilities has decreased by $0.6 million (December 31, 2015) and $0.1 million (December 31, 2014), long-term debt has decreased by $1.1 million (December 31, 2015) and $1.7 million (December 31, 2014), and total liabilities has decreased by $1.7 million (December 31, 2015) and $1.8 million (December 31, 2014). Such changes have also impacted the Company’s reconciliation of segment assets to total assets (see note 7) and the carrying value of long-term debt (see notes 11 and 14).

In February 2015, the FASB issued Accounting Standards Update 2015-02, Amendments to the Consolidation Analysis (or ASU 2015-02), which eliminates the deferral of certain consolidation standards for companies considered to be investment companies, modifies the consolidation analysis performed on limited partnerships and modifies the impact of fee arrangements and related parties on the determination of the primary beneficiary of a variable interest entity. ASU 2015-02 is effective for interim and annual periods beginning after December 15, 2015. ASU 2015-02 may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. A reporting company also may apply ASU 2015-02 retrospectively. The Company does not expect the adoption of the new accounting guidance will have a material impact on the Company’s consolidated financial statements.

In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09). ASU 2014-09 will require companies to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires companies to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied. ASU 2014-09 is effective for interim and annual periods beginning after December 15, 2017 and shall be applied at the Company’s option retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Company is evaluating the effect of adopting this new accounting guidance.

In April 2014, FASB issued Accounting Standards Update 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (or ASU 2014-08) which raises the threshold for disposals to qualify as discontinued operations. A discontinued operation is defined now as: (i) a component of an entity or group of components that has been disposed of or classified as held for sale and represents a strategic shift that has or will have a major effect on an entity’s operations and financial results; or (ii) an acquired business that is classified as held for sale on the acquisition date. ASU 2014-08 also requires additional disclosures regarding discontinued operations, as well as material disposals that do not meet the definition of discontinued operations. The Company adopted ASU 2014-08 on January 1, 2015. The impact, if any, of adopting ASU 2014-08 on the Company’s consolidated financial statements will depend on the occurrence and nature of disposals that occur after ASU 2014-08 is adopted.